UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)

Common Stocks 95.1%
Consumer Discretionary 2.2%
Distributors 1.2%
Genuine Parts Co.	481,516	20,425,909
Media 1.0%
Gannett Co., Inc. (a)	906,407	16,124,980
Consumer Staples 8.3%
Beverages 1.1%
Dr. Pepper Snapple Group, Inc.* (a)	698,431	17,258,230
Food & Staples Retailing 1.9%
CVS Caremark Corp. (a)	872,021	31,915,968

Food Products 2.7%
General Mills, Inc.	332,730	22,020,071
Kraft Foods, Inc. "A"	731,537	23,050,731

		45,070,802
Tobacco 2.6%
Philip Morris International, Inc.	479,606	25,754,842
Reynolds American, Inc. (a)	329,525	17,458,235

		43,213,077
Energy 26.6%
Energy Equipment & Services 8.5%
ENSCO International, Inc.	349,829	23,711,410
Halliburton Co. (a)	1,093,426	48,045,139
Noble Corp.	584,918	29,415,526
Transocean, Inc.* (a)	156,397	19,893,698
Weatherford International Ltd.*	486,664	18,775,497

		139,841,270
Oil, Gas & Consumable Fuels 18.1%
Cameco Corp.	602,337	18,118,297
Chevron Corp.	205,596	17,747,047
ConocoPhillips	269,493	22,235,867
Devon Energy Corp.	407,154	41,550,066
Hess Corp.	230,479	24,133,456
Marathon Oil Corp.	533,256	24,033,848
Nexen, Inc. (a)	665,506	20,810,373
Noble Energy, Inc. (a)	521,509	37,407,840
Occidental Petroleum Corp.	339,488	26,941,768
Suncor Energy, Inc.	810,326	46,058,930
Talisman Energy, Inc.	1,136,299	19,987,499

		299,024,991
Financials 13.1%
Capital Markets 1.1%
Charles Schwab Corp.	415,000	9,955,851
Morgan Stanley	182,988	7,471,400

		17,427,251
Commercial Banks 2.6%
BB&T Corp. (a)	541,271	16,238,130
Canadian Imperial Bank of Commerce (a)	317,712	19,110,377
Synovus Financial Corp. (a)	891,967	8,206,096

		43,554,603
Diversified Financial Services 0.4%
The Nasdaq OMX Group, Inc.*	228,560	7,471,626
Insurance 8.4%
ACE Ltd.	350,000	18,413,500
Alleghany Corp.*	24,516	7,845,120
Allstate Corp.	360,089	16,250,816
Cincinnati Financial Corp.	251,425	7,452,237
Fidelity National Financial, Inc. "A" (a)	520,925	7,308,578
Genworth Financial, Inc. "A"	826,271	13,261,649
Loews Corp.	399,802	17,363,401
MetLife, Inc. (a)	420,099	22,769,366
Odyssey Re Holdings Corp. (a)	242,359	9,151,476
The Travelers Companies, Inc.	200,000	8,832,000

Unum Group	375,510	9,541,709

		138,189,852
Thrifts & Mortgage Finance 0.6%
Capitol Federal Financial (a)	222,434	9,724,815
Health Care 10.9%
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	289,910	19,644,302
Health Care Providers & Services 1.0%
WellPoint, Inc.*	326,933	17,258,793
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.*	369,600	22,382,976
Pharmaceuticals 7.3%
Abbott Laboratories	328,172	18,846,918
Merck & Co., Inc.	780,989	27,857,877
Pfizer, Inc.	1,849,189	35,338,002
Teva Pharmaceutical Industries Ltd. (ADR) (a)	366,700	17,359,578
Wyeth	466,781	20,202,282

		119,604,657
Industrials 9.4%
Aerospace & Defense 3.8%
Honeywell International, Inc.	416,456	20,893,597
Raytheon Co.	336,592	20,192,154
United Technologies Corp.	314,862	20,651,799

		61,737,550
Industrial Conglomerates 2.5%
General Electric Co.	1,479,621	41,577,350
Machinery 3.1%
Dover Corp.	499,299	24,655,385
Parker Hannifin Corp.	415,219	26,603,081

		51,258,466
Information Technology 3.2%
Communications Equipment 1.3%
Brocade Communications Systems, Inc.* (a)	3,043,734	22,584,506
IT Services 0.5%
MasterCard, Inc. "A"	32,500	7,882,875
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	2,352,737	22,845,076
Materials 6.1%
Chemicals 4.7%
Agrium, Inc. (a)	243,093	20,492,740
Air Products & Chemicals, Inc.	317,980	29,206,463
Praxair, Inc.	296,740	26,659,122

		76,358,325
Containers & Packaging 1.4%
Sonoco Products Co.	675,572	23,347,768
Telecommunication Services 3.2%
Diversified Telecommunication Services
AT&T, Inc.	1,111,211	35,547,640

BCE, Inc.	442,683	16,746,698

		52,294,338
Utilities 12.1%
Electric Utilities 10.0%
Allegheny Energy, Inc.	547,531	24,819,580
Duke Energy Corp.	1,194,093	20,824,982
Entergy Corp.	207,140	21,416,205
Exelon Corp.	515,607	39,165,508
FirstEnergy Corp.	431,110	31,315,830
FPL Group, Inc.	466,271	28,004,236

		165,546,341
Multi-Utilities 2.1%
PG&E Corp. (a)	839,860	34,711,414

Total Common Stocks (Cost $1,508,865,239)		1,568,278,111
Securities Lending Collateral 14.7%
Daily Assets Fund Institutional, 2.65% (b) (c) (Cost $241,554,424)	241,554,424	241,554,424
Cash Equivalents 4.8%
Cash Management QP Trust, 2.44% (b) (Cost $79,637,743)	79,637,743	79,637,743
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,830,057,406) †	114.6	1,889,470,278
Other Assets and Liabilities, Net	(14.6)	(240,225,995)

Net Assets	100.0	1,649,244,283

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,831,078,611. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $58,391,667. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $164,479,267 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $106,087,600.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $231,906,194 which is 14.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 1,889,470,278
Level 2	-
Level 3	-
Total	$ 1,889,470,278

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008